CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2021	$ 50,852	$ 308,752	$ (235,679)	$ (22,221)
Balance (in shares) at Dec. 31, 2021		11,052
Net loss	(2,752)		(2,752)
Other comprehensive income (loss)	506			506
Balance at Dec. 31, 2022	48,606	$ 308,752	(238,431)	(21,715)
Balance (in shares) at Dec. 31, 2022		11,052
Net loss	(3,399)		(3,399)
Other comprehensive income (loss)	(1,669)			(1,669)
Balance at Dec. 31, 2023	$ 43,538	$ 308,752	(241,830)	(23,384)
Balance (in shares) at Dec. 31, 2023	11,052	11,052
Net loss	$ (2,296)		(2,296)
Other comprehensive income (loss)	(899)			(899)
Balance at Dec. 31, 2024	$ 40,343	$ 308,752	$ (244,126)	$ (24,283)
Balance (in shares) at Dec. 31, 2024	11,052	11,052